Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements include those of the Company and its wholly owned subsidiaries, Autolus Holdings (UK) Limited, Autolus Limited, Autolus Inc. and Autolus GmbH, and have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated upon consolidation. The significant accounting policies used in preparation of these unaudited condensed consolidated financial statements are consistent with those discussed in Note 2, “Summary of Significant Accounting Policies” in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022 as filed with the Securities and Exchange Commission on March 7, 2023 (the “Annual Report”).
In the opinion of management, all adjustments considered necessary to present fairly the results of the interim periods have been included and consist only of normal and recurring adjustments. Certain information and footnote disclosures have been condensed or omitted as permitted under U.S. GAAP. The results for the three and nine months ended September 30, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023, any other interim periods, or any future year or period. As such, the information included in these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2022, included in the Annual Report.
The Company has incurred recurring losses since its inception, including net losses of $45.8 million and $42.8 million for the three months ended September 30, 2023 and 2022, respectively and $131.2 million and $121.9 million for the nine months ended September 30, 2023 and 2022, respectively. The Company had an accumulated deficit of $801.4 million and $670.2 million as of September 30, 2023 and December 31, 2022, respectively. The Company expects to continue to generate operating losses in the foreseeable future. The Company’s inability to raise additional capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurances, however, that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all. As of the date these unaudited condensed consolidated financial statements are issued, the Company expects that its cash and cash equivalents at September 30, 2023 of $256.4 million will be sufficient to fund the Company’s operations for at least twelve months from the issuance date of these unaudited condensed consolidated financial statements and accordingly they have been prepared on the going concern basis.

Foreign Currency Translation
Foreign Currency Translation
The reporting currency of the Company is the U.S. dollar. The Company has determined the functional currency of the ultimate parent company, Autolus Therapeutics plc, is Pound Sterling. The functional currency of subsidiary operations is the applicable local currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction.
Exchange gains or losses arising from foreign currency transactions are included in the determination of net income (loss) for the respective periods.
Use of Estimates
Use of Estimates
Lease Term—Impact on Right-of-Use Assets and Lease Liabilities
In September 2021, the Company entered into an arrangement for lease with Forge Life Sciences Nominee, an affiliate of the Reef Group, for the design, construction and lease of the Company's new 70,000 square foot commercial manufacturing facility, referred to as, The Nucleus, in Stevenage, United Kingdom. Under this arrangement, the landlord leased the facility to the Company on agreed terms, upon satisfaction of certain conditions and completion of construction. Since November 2022, the landlord has handed over various portions of the facility to the Company until July 31, 2023 when the landlord and the Company accepted practical completion of The Nucleus. The Company was required to pay a pro-rated license fee for each portion of the facility which the Company has been granted access until execution of the lease agreement. As the landlord provided the Company with access to portions of the facility, the definition of a lease in accordance with ASC 842, was met. The lease term can materially impact the value of the right of use assets and lease liabilities recorded on our balance sheet as required under ASC 842.
On September 19, 2023, the Company entered into a 20 year lease agreement with Forge Life Sciences Nominee for The Nucleus. The Company calculated the lease term for The Nucleus by taking into account, the noncancellable period specified in the agreement together with the periods a license fee was payable by the Company to the landlord for portions of The Nucleus handed over to the Company.

Recent Accounting Pronouncements Not Yet Adopted	Recent Accounting Pronouncements Not Yet AdoptedThere are no new accounting pronouncements that have been issued by the Financial Accounting Standards Board, “FASB”, that are applicable to the Company.